FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE
Schedule of assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements
	At December 31 Using
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
2025
Assets:
Available-for-sale securities:
U.S. Treasury securities	$2,961	$—	$—
State and political subdivisions	—	12,019	—
MBSs – residential	—	46,047	—
CMOs	—	—	53
Corporate securities	—	5,482	—
Total investment securities available-for-sale	$2,961	$63,548	$53
Liabilities:
Derivatives	$—	$(86)	$—

2024
Assets:
Available-for-sale securities:
U.S. Treasury securities	$5,987	$—	$—
State and political subdivisions	—	12,847	—
MBSs – residential	—	51,092	—
CMOs	—	—	59
Corporate securities	—	6,969	—
Total investment securities available-for-sale	$5,987	$70,908	$59
Liabilities:
Derivatives	$—	$34	$—

Schedule of carrying values and estimated fair values of financial assets and liabilities

The carrying values and estimated fair values of financial assets and liabilities as of December 31 were as follows (in thousands):

	Carrying
December 31, 2025	Value	Fair Value	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$28,146	$28,146	$28,146	$—	$—
Securities available for sale	66,562	66,562	2,961	63,548	53
FHLB and FRB stock	7,908	N/A	N/A	N/A	N/A
Loans, net of allowance for credit losses	794,470	786,241	—	—	786,241
Accrued interest receivable	3,143	3,143	—	310	2,833
Financial liabilities
Deposits	$765,233	$765,846	$618,031	$147,815	$—
FHLB borrowings	74,000	74,062	—	74,062	—
Junior subordinated debentures	7,750	7,917	—	7,917	—
Accrued interest payable	902	902	902	—	—

December 31, 2024
Financial assets
Cash and cash equivalents	$25,743	$25,743	$25,743	$—	$—
Securities available for sale	76,954	76,954	5,987	70,908	59
FHLB and FRB stock	9,504	N/A	N/A	N/A	N/A
Loans, net of allowance for credit losses	755,436	740,750	—	—	740,750
Accrued interest receivable	3,170	3,170	—	386	2,784
Financial liabilities
Deposits	$695,908	$695,102	$573,981	$121,121	$—
FHLB borrowings	116,500	116,605	—	116,605	—
Junior subordinated debentures	7,750	8,146	—	8,146	—
Accrued interest payable	726	726	726	—	—